Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (loss)	Total
Balance at Dec. 31, 2019	$ 494,857	$ 3,275	$ 18,820	$ 36,073	$ (135,936)	$ (2,066)	$ 415,023
Balance (in Shares) at Dec. 31, 2019	63,510,487
Share issuance - Bought deal	$ 148,192						148,192
Share issuance - Bought deal (in Shares)	6,710,000
Share issuance - Private placement	$ 24,424						24,424
Share issuance - Private placement (in Shares)	1,785,000
Share issuance - At-The-Market offering	$ 29,116						29,116
Share issuance - At-The-Market offering (in Shares)	1,327,046
Share issuance - Options exercised	$ 6,548		(2,246)				4,302
Share issuance - Options exercised (in Shares)	390,153
Share issuance - Other	$ 6,564						6,564
Share issuance - Other (in Shares)	300,000
Share issuance - RSUs vested	$ 2,351		(2,351)
Share issuance - RSUs vested (in Shares)	139,600
Share issuance costs	$ (10,151)						(10,151)
Deferred tax on share issuance costs	2,698						2,698
Stock-based compensation			8,804				8,804
Expired options			(16)	16
Other comprehensive income (loss)						688	688
Net income (loss) for the year					(14,942)		(14,942)
Balance at Dec. 31, 2020	$ 704,599	3,275	23,011	36,089	(150,878)	(1,378)	614,718
Balance (in Shares) at Dec. 31, 2020	74,162,286
Share issuance - Private placement	$ 8,358						8,358
Share issuance - Private placement (in Shares)	350,000
Share issuance - At-The-Market offering	$ 50,929						50,929
Share issuance - At-The-Market offering (in Shares)	2,242,112
Share issuance - Options exercised	$ 32,077		(14,370)				17,707
Share issuance - Options exercised (in Shares)	1,585,501
Share issuance - Other	$ 11,100	(3,275)					7,825
Share issuance - Other (in Shares)	500,000
Share issuance - RSUs vested	$ 3,413		(3,413)
Share issuance - RSUs vested (in Shares)	135,450
Share issuance costs	$ (1,645)						(1,645)
Deferred tax on share issuance costs	438						438
Stock-based compensation			3,506				3,506
Expired options			(37)	37
Other comprehensive income (loss)						(398)	(398)
Net income (loss) for the year					895		895
Balance at Dec. 31, 2021	$ 809,269		$ 8,697	$ 36,126	$ (149,983)	$ (1,776)	$ 702,333
Balance (in Shares) at Dec. 31, 2021	78,975,349